Document And Entity Information	Sep. 06, 2023
Document Information Line Items
Entity Registrant Name	RYVYL Inc.
Trading Symbol	RVYL
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001419275
Document Period End Date	Sep. 06, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	001-34294
Entity Tax Identification Number	22-3962936
Entity Address, Address Line One	3131 Camino Del Rio North, Suite 1400
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(619)
Local Phone Number	631-8261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 per share
Security Exchange Name	NASDAQ